Interest in joint operations (Details) - ZAR (R) R in Millions				1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 01, 2020	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2019	Jun. 30, 2018
Statement of financial position
External non-current assets	R 255,579		R 296,566		R 255,579	R 388,222
Total assets	360,743		474,535		360,743	466,237
Shareholders' equity	152,471		155,917		152,471	223,109	R 226,831
Long-term liabilities	150,708		225,500		150,708	194,030
Total equity and liabilities	360,743		474,535		360,743	R 466,237
Lake Charles Chemicals Project
Joint operations
Proportion of equity interest disposed of				50.00%
Joint operations
Statement of financial position
External non-current assets	30,647		12,917		30,647
External current assets	4,872		1,682		4,872
Intercompany current assets	2		40		2
Total assets	35,521		14,639		35,521
Shareholders' equity	28,754		3,614		28,754
Long-term liabilities	2,522		9,224		2,522
Interest-bearing current liabilities	225		764		225
Non-interest-bearing current liabilities	2,607		557		2,607
Intercompany current liabilities	1,413		480		1,413
Total equity and liabilities	35,521		14,639		35,521
Capital commitments	R 717		R 700		717
Louisiana Integrated Polyethylene JV LLC
Joint operations
Interest in joint operation (as a percent)	50.00%	50.00%		50.00%
Statement of financial position
External non-current assets	R 27,226				27,226
External current assets	665				665
Total assets	27,891				27,891
Shareholders' equity	27,484				27,484
Long-term liabilities	62				62
Interest-bearing current liabilities	38				38
Non-interest-bearing current liabilities	187				187
Intercompany current liabilities	120				120
Total equity and liabilities	R 27,891				R 27,891
Gemini HDPE LLC
Joint operations
Interest in joint operation (as a percent)			50.00%
Proportion of equity interest disposed of					50.00%
Sasol Canada
Joint operations
Interest in joint operation (as a percent)	50.00%		50.00%
Statement of financial position
External current assets	R 1,379				R 1,379
Total assets	1,379				1,379
Shareholders' equity	478				478
Non-interest-bearing current liabilities	901				901
Total equity and liabilities	R 1,379				1,379
Natref
Joint operations
Interest in joint operation (as a percent)	64.00%		64.00%
Statement of financial position
External non-current assets	R 3,421				3,421
External current assets	319				319
Intercompany current assets	1				1
Total assets	3,741				3,741
Shareholders' equity	360				360
Long-term liabilities	2,457				2,457
Interest-bearing current liabilities	184				184
Non-interest-bearing current liabilities	414				414
Intercompany current liabilities	326				326
Total equity and liabilities	3,741				3,741
Other Joint Operations
Statement of financial position
External current assets	2,509				2,509
Intercompany current assets	1				1
Total assets	2,510				2,510
Shareholders' equity	432				432
Long-term liabilities	3				3
Interest-bearing current liabilities	3				3
Non-interest-bearing current liabilities	1,105				1,105
Intercompany current liabilities	967				967
Total equity and liabilities	R 2,510				R 2,510